Schedule of Investments

August 31, 2021

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities — 99.61%
Diversified—21.50%
Enterprise Products Partners L.P.	3,911,332	$87,066,250
TC Energy Corp. (a)	581,562	27,612,564
Williams Cos., Inc.	1,393,015	34,393,540

		149,072,354

Gathering & Processing—39.78%
Equitrans Midstream Corp.	2,324,252	20,290,718
Hess Midstream L.P., Class A	569,434	14,657,231
MPLX L.P.	3,320,885	93,383,286
Targa Resources Corp.	1,703,809	74,831,291
Western Midstream Partners L.P.	3,678,960	72,622,669

		275,785,195

Natural Gas Pipeline Transportation—13.30%
Energy Transfer L.P.	9,917,577	92,233,470

Other Energy—2.70%
Sunoco L.P.	91,111	3,352,885
USA Compression Partners L.P.	436,670	6,619,917
Westlake Chemical Partners L.P.	335,019	8,723,895

		18,696,697

	Units	Value
Petroleum Pipeline Transportation—22.33%
Holly Energy Partners L.P.	680,417	$12,655,756
Magellan Midstream Partners L.P.	1,337,263	65,806,712
Phillips 66 Partners L.P.	768,159	27,461,684
Plains All American Pipeline L.P.	4,187,607	39,070,374
Plains GP Holdings L.P., Class A	1,004,599	9,804,886

		154,799,412

Total Master Limited Partnerships And Related Entities (Cost $530,214,601)		690,587,128

	Shares
Money Market Funds—0.64%
Fidelity Treasury Portfolio, Institutional Class, 0.01% (Cost $4,394,180) (b)	4,394,180	4,394,180

TOTAL INVESTMENTS IN SECURITIES — 100.25% (Cost $534,608,781)		694,981,308

OTHER ASSETS LESS LIABILITIES — (0.25)%		(1,704,761)

NET ASSETS — 100%		$693,276,547

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments (Continued)

August 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2021.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities — 133.08%
Diversified—28.85%
Enterprise Products Partners L.P. (a)	1,009,027	$22,460,941
TC Energy Corp. (a)	151,473	7,191,938
Williams Cos., Inc. (a)	362,497	8,950,051

		38,602,930

Gathering & Processing—53.18%
Equitrans Midstream Corp. (a)	599,293	5,231,829
Hess Midstream L.P., Class A (a)	146,828	3,779,353
MPLX L.P. (a)	857,080	24,101,089
Targa Resources Corp. (a)	439,623	19,308,242
Western Midstream Partners L.P. (a)	949,082	18,734,881

		71,155,394

Natural Gas Pipeline Transportation—17.65%
Energy Transfer L.P. (a)	2,539,019	23,612,870

Other Energy—3.56%
Sunoco L.P. (a)	23,544	866,419
USA Compression Partners L.P. (a)	112,239	1,701,544
Westlake Chemical Partners L.P. (a)	84,375	2,197,125

		4,765,088

	Units	Value
Petroleum Pipeline Transportation—29.84%
Holly Energy Partners L.P. (a)	175,409	$3,262,607
Magellan Midstream Partners L.P. (a)	344,980	16,976,466
Phillips 66 Partners L.P. (a)	198,042	7,080,002
Plains All American Pipeline L.P. (a)	1,080,356	10,079,722
Plains GP Holdings L.P., Class A (a)	259,869	2,536,321

		39,935,118

Total Master Limited Partnerships And Related Entities (Cost $141,311,569)		178,071,400

	Shares
Money Market Funds—3.47%
Fidelity Treasury Portfolio, Institutional Class, 0.01% (Cost $4,645,819) (b)	4,645,819	4,645,819

TOTAL INVESTMENTS IN SECURITIES — 136.55% (Cost $145,957,388)		182,717,219

OTHER ASSETS LESS LIABILITIES — 0.07%		94,500

BORROWINGS-(36.62)%		(49,000,000)

NET ASSETS — 100%		$133,811,719

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments (Continued)

August 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

As of August 31, 2021, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $66,090,884 as of August 31, 2021. The loan agreement requires continuous collateral whether the loan has a balance or not.

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2021.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities — 99.49%
Gathering & Processing—33.66%
Antero Midstream Corp.	21,244,063	$204,155,445
EnLink Midstream LLC (a)	27,564,430	148,572,278
Evolve Transition Infrastructure L.P. (a)(b)	1,747,546	1,904,825
MPLX L.P.	11,589,596	325,899,439
Summit Midstream Partners L.P. (a)(b)	738,629	24,987,837
Western Midstream Partners L.P.	5,343,590	105,482,467

		811,002,291

Natural Gas Pipeline Transportation—12.86%
Energy Transfer L.P.	33,310,950	309,791,839

Other Energy—26.86%
Arko Corp. (b)	1,626,925	16,822,404
CrossAmerica Partners L.P. (a)	3,148,183	59,311,768
GasLog Partners L.P. (c)	1,182,738	4,967,500
Global Partners L.P. (a)	3,458,735	70,073,971
Hoegh LNG Partners L.P. (c)	481,070	2,078,222
KNOT Offshore Partners L.P. (a)(c)	1,776,804	31,822,560
Suburban Propane Partners L.P. (a)	1,795,601	27,347,003
Sunoco L.P. (a)	6,672,791	245,558,709
USA Compression Partners L.P. (a)	11,618,168	176,131,427
Westlake Chemical Partners L.P.	500,000	13,020,000

		647,133,564

	Units	Value
Petroleum Pipeline Transportation—24.92%
Delek Logistics Partners L.P.	1,785,642	$77,211,160
Genesis Energy L.P. (a)	7,945,932	62,693,404
Magellan Midstream Partners L.P.	4,546,067	223,711,957
NGL Energy Partners L.P. (a)	12,412,037	22,217,546
NuStar Energy L.P. (a)	7,675,998	124,734,968
PBF Logistics L.P.	2,579,653	31,213,801
Phillips 66 Partners L.P.	1,643,864	58,768,138

		600,550,974

Terminalling & Storage—1.19%
Blueknight Energy Partners L.P. (a)	2,126,752	6,975,746
Martin Midstream Partners L.P. (a)	7,026,434	21,852,210

		28,827,956

Total Master Limited Partnerships And Related Entities (Cost $2,149,696,746)		2,397,306,624

Preferred Master Limited Partnerships And Related Entities—0.54%
Other Energy—0.11%
Global Partners L.P., 9.50% (a)(d)	100,000	2,672,000

Terminalling & Storage—0.43%
Altera Infrastructure L.P., 7.25% (a)(c)(d)	588,440	3,883,704
Blueknight Energy Partners LP, 11.00% (a)(d)(e)	794,917	6,430,878

		10,314,582

Total Preferred Master Limited Partnerships And Related Entities (Cost $12,420,455)		12,986,582

	Shares
Money Market Funds—0.17%
Fidelity Treasury Portfolio, Institutional Class, 0.01% (Cost $3,972,448) (f)	3,972,448	3,972,448

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments (Continued)

August 31, 2021

(Unaudited)

	Units	Value
TOTAL INVESTMENTS IN SECURITIES — 100.20% (Cost $2,166,089,649)		$2,414,265,654

OTHER ASSETS LESS LIABILITIES — (0.20)%		(4,779,615)

NET ASSETS — 100%		$2,409,486,039

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments (Continued)

August 31, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2021, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

					Change in Unrealized		Dividends and Distributions
	Value November 30, 2020	Purchases at cost	Proceeds from Sales	Realized Gain (Loss)	Appreciation (Depreciation)	Value August 31, 2021	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Blueknight Energy Partners L.P.	$3,594,211	$—	$—	$—	$3,399,976	$6,975,746	$(18,441)	$236,769	$—
CrossAmerica Partners L.P.	52,245,857	2,011,294	—	—	9,908,005	59,311,768	(4,853,388)	—	—
EnLink Midstream LLC	113,828,391	—	(20,463,615)	(8,940,382)	72,500,380	148,572,278	(8,352,496)	—	—
Evolve Transition Infrastructure L.P.i, ii	1,121,924	—	—	—	782,901	1,904,825	—	—	—
Genesis Energy L.P.	53,985,843	—	(3,039,486)	(7,651,390)	20,953,408	62,693,404	(1,554,971)	2,020,698	—
Global Partners L.P.	55,255,875	3,554,620	—	—	16,974,575	70,073,971	(5,711,099)	—	—
Golar LNG Partners L.P.[i]	12,852,202	—	(16,471,233)	(65,795,338)	69,508,093	—	(93,724)	—	—
KNOT Offshore Partners L.P.	25,959,106	—	—	—	6,634,443	31,822,560	(770,989)	—	1,829,702
Martin Midstream Partners L.P.	13,002,823	—	(2,884,984)	(13,480,574)	25,320,879	21,852,210	(105,934)	14,463	—
NGL Energy Partners L.P.	27,507,757	—	(655,928)	(3,150,870)	(1,483,413)	22,217,546	—	—	—
NuStar Energy L.P.	71,455,705	37,046,359	—	—	23,826,100	124,734,968	(7,593,196)	103,119	—
Suburban Propane Partners L.P.[i]	63,561,163	—	(35,066,235)	(11,284,343)	12,593,340	27,347,003	(2,456,922)	—	—
Summit Midstream Partners L.P.	11,108,988	—	—	—	13,878,849	24,987,837	—	—	—
Sunoco L.P.	185,456,315	6,762,000	(7,144,069)	3,812,866	72,823,538	245,558,709	(16,151,941)	497,629	—
USA Compression Partners L.P.	130,366,209	10,044,936	(2,330,023)	719,151	50,125,004	176,131,427	(12,793,850)	5,231,975	—
Preferred MLP Investments and Related Entities
Altera Infrastructure L.P.[i]	12,357,240	—	—	—	(7,940,292)	3,883,704	(533,244)	—	—
Blueknight Energy Partners L.P.	4,833,095	—	—	—	2,024,059	6,430,878	(426,276)	—	—
Global Partners L.P.	—	2,500,000	—	—	172,000	2,672,000	—	—	93,025

	$838,492,704	$61,919,209	$(88,055,573)	$(105,770,880)	$392,001,845	$1,037,170,834	$(61,416,471)	$8,104,653	$1,922,727

i.	As of August 31, 2021, the security was not considered as an affiliate of the Fund.
ii.	Name changed from Sanchez Midstream Partners L.P. effective March 1, 2021.

(b)	Non-income producing.
(c)	Foreign security denominated in U.S. dollars.
(d)	Perpetual security. Maturity date is not applicable.
(e)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as (Referenced Rate + Basis-point spread).

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2021.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities — 98.49%
Diversified—10.83%
Chevron Corp.	139	$13,480
Enterprise Products Partners L.P.	3,549,666	79,015,565
TC Energy Corp. (a)	548,931	26,063,244
Williams Cos., Inc.	3,151,506	77,810,683

		182,902,972

Gathering & Processing—35.55%
Antero Midstream Corp.	8,233,252	79,121,552
Archrock, Inc.	5,829,561	44,771,029
Crestwood Equity Partners L.P.	1,000	26,350
DCP Midstream L.P.	42,978	1,120,007
EnLink Midstream LLC	13,764,269	74,189,410
Equitrans Midstream Corp.	8,544,470	74,593,220
Hess Midstream L.P., Class A (b)	1,450,099	37,325,548
MPLX L.P.	4,226,603	118,852,076
Summit Midstream Partners L.P. (c)	175,442	5,935,187
Targa Resources Corp.	1,852,374	81,356,266
Western Midstream Partners L.P.	4,201,579	82,939,177

		600,229,822

	Units	Value
Natural Gas Pipeline Transportation—6.77%
Energy Transfer L.P.	12,297,519	$114,366,928

Other Energy—25.10%
Arko Corp. (c)	2,169,234	22,429,880
CrossAmerica Partners L.P. (b)	2,614,660	49,260,194
CSI Compressco L.P. (b)	5,175,550	6,158,905
GasLog Partners L.P. (a)	1,182,985	4,968,537
Global Partners L.P. (b)	2,342,644	47,461,967
Suburban Propane Partners L.P.	175,144	2,667,443
Sunoco L.P.	2,271,119	83,577,179
Teekay LNG Partners L.P. (a)	1,649,671	22,930,427
USA Compression Partners L.P.	4,480,689	67,927,245
Westlake Chemical Partners L.P. (b)	4,468,945	116,371,328

		423,753,105

Petroleum Pipeline Transportation—20.00%
Delek Logistics Partners L.P.	143,200	6,191,968
Genesis Energy L.P. (b)	6,587,987	51,979,217
Holly Energy Partners L.P.	2,424,219	45,090,473
Magellan Midstream Partners L.P.	1,706,513	83,977,505
NGL Energy Partners L.P. (b)	7,304,972	13,075,900
NuStar Energy L.P.	4,828,707	78,466,489
PBF Logistics L.P.	920,761	11,141,208
Phillips 66 Partners L.P.	647,610	23,152,058
Plains All American Pipeline L.P.	2,636,000	24,593,880
Plains GP Holdings L.P., Class A	1,000	9,760

		337,678,458

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Schedule of Investments (Continued)

August 31, 2021

(Unaudited)

	Units	Value
Production & Mining—0.20%
Alliance Resource Partners L.P.	386,938	$3,350,883

Terminalling & Storage—0.04%
Martin Midstream Partners L.P.	190,345	591,973

Total Master Limited Partnerships And Related Entities (Cost $1,711,753,438)		1,662,874,141

Preferred Master Limited Partnerships And Related Entities—1.05%
Other Energy—1.05%
Global Partners L.P., 9.50% (b)(d)	100,000	2,672,000
Global Partners L.P., 9.75% (3-Month USD LIBOR + 677.4) (b)(d)(e)	574,954	15,029,298

		17,701,298

Total Preferred Master Limited Partnerships And Related Entities (Cost $16,873,850)		17,701,298

	Shares
Money Market Funds—0.20%
Fidelity Treasury Portfolio, Institutional Class, 0.01% (Cost $3,345,540) (f)	3,345,540	3,345,540

TOTAL INVESTMENTS IN SECURITIES — 99.74% (Cost $1,731,972,828)		1,683,920,979

OTHER ASSETS LESS LIABILITIES — 0.26%		4,460,947

NET ASSETS — 100%		$1,688,381,926

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Schedule of Investments (Continued)

August 31, 2021

(Unaudited)

Investment Abbreviations:

LIBOR — London Interbank Offered Rate

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2021, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

					Change in
					Unrealized		Dividends and Distributions
	Value November 30, 2020	Purchases at cost	Proceeds from Sales	Realized Gain (Loss)	Appreciation (Depreciation)	Value August 31, 2021	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$44,815,272	0	0	$—	8,563,012	49,260,194	$(4,118,090)	$—	$—
CSI Compressco L.P.	4,709,750	—	—	—	1,596,251	6,158,905	(147,096)	8,170	—
Genesis Energy L.P.	44,289,756	—	(1,999,974)	(7,327,150)	19,947,551	51,979,217	(2,930,966)	33,628	—
Global Partners L.P.	44,873,401	—	(7,538,593)	6,328,047	7,971,019	47,461,967	(4,171,907)	—	—
Hess Midstream L.P.	31,885,965	6,504,665	(14,186,125)	4,548,005	9,835,423	37,325,548	(1,262,385)	—	1,004,909
NGL Energy Partners L.P.	15,924,839	—	—	—	(2,848,939)	13,075,900	—	—	—
Nustar Energy L.P.[i]	77,983,394	3,431,240	(20,771,953)	(18,263,309)	42,075,237	78,466,489	(5,988,120)	47,623	—
USA Compression Partners[i]	71,270,763	—	(24,389,129)	6,828,989	22,748,223	67,927,245	(8,531,601)	—	—
Westlake Chemical Partners	110,504,783	—	(19,274,036)	6,605,141	25,267,297	116,371,328	(6,731,857)	—	—
Preferred MLP Investments and Related Entities
Global Partners L.P.— Preferred	14,632,579	—	—	—	396,719	15,029,298	—	—	1,051,088
Global Partners L.P. — Preferred	—	2,500,000	—	—	172,000	2,672,000	—	—	93,025

	$460,890,502	$12,435,905	$(88,159,810)	$(1,280,277)	$135,723,793	$485,728,091	$(33,882,022)	$89,421	$2,149,022

i.	As of August 31, 2021, the security was not considered as an affiliate of the Fund.

(c)	Non-income producing.
(d)	Perpetual security. Maturity date is not applicable.
(e)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as (Referenced Rate + Basis-point spread).

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2021.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Notes to Quarterly Schedule of Portfolio Holdings

August 31, 2021

(Unaudited)

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)

Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

As of August 31, 2021, all of the securities in Invesco SteelPath MLP Alpha Fund, Invesco SteelPath MLP Alpha Plus Fund, Invesco SteelPath MLP Income Fund and Invesco SteelPath MLP Select 40 Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended August 31, 2021:

Invesco SteelPath MLP Income Fund

	Value November 30, 2020	Purchases at cost	Proceeds from Sales	Return of capital distributions	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value August 31, 2021
Preferred Master Limited Partnerships Investments and Related Entities	$30,195,000	$—	$(30,225,000)	$(139,230)	$14,582,831	$(14,413,601)	$—	$—	$—

Invesco SteelPath MLP Select 40 Fund

	Value November 30, 2020	Purchases at cost	Proceeds from Sales	Return of capital distributions	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value August 31, 2021
Preferred Master Limited Partnerships Investments and Related Entities	$40,260,000	$—	$(40,300,000)	$(185,777)	$19,437,757	$(19,211,980)	$—	$—	$—